Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Temporary Equity [Line Items]
Preferred Shares Authorized	88,894,772
Preferred Shares Issued	85,207,356
Preferred Shares Outstanding	85,207,356
Redemption Value /Liquidation Preference	$ 81,990
Carrying Value	81,525
Seed Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	2,500,000
Issuance Date	2006-12
Preferred Shares Issued	2,500,000
Preferred Shares Outstanding	2,500,000
Redemption Value /Liquidation Preference	2,000
Carrying Value	2,000
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	9,307,692
Issuance Date	2007-05
Preferred Shares Issued	9,307,692
Preferred Shares Outstanding	9,307,692
Redemption Value /Liquidation Preference	12,100
Carrying Value	12,100
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	4,077,500
Issuance Date	2007-12
Preferred Shares Issued	3,562,500
Preferred Shares Outstanding	3,562,500
Redemption Value /Liquidation Preference	7,125
Carrying Value	7,125
Series B-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	5,000,000
Issuance Date	2009-07
Preferred Shares Issued	4,842,500
Preferred Shares Outstanding	4,842,500
Redemption Value /Liquidation Preference	9,685
Carrying Value	9,685
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	33,310,787
Issuance Date	November 2010 and June 2011
Preferred Shares Issued	31,836,392
Preferred Shares Outstanding	31,836,392
Redemption Value /Liquidation Preference	23,559
Carrying Value	23,094
Series D Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	34,698,793
Issuance Date	December 2011 and November 2012
Preferred Shares Issued	33,158,272
Preferred Shares Outstanding	33,158,272
Redemption Value /Liquidation Preference	27,521
Carrying Value	$ 27,521